UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22534

                      Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor

                                                     Glendale, CO 80246

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

4500 Cherry Creek Drive South, 5th Floor

                                                     Glendale, CO 80246

(Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and &change Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Schedule of Investments – June 30, 2013 (unaudited)

Par		Value	Shares		Value
Corporate Debt – 18.2%
	Apartments – 2.8%			Office Property – 3.0%
$ 750,000	UDR, Inc., REIT, 5.25%, 1/15/2016	$ 810,508		Brandywine Realty Trust, REIT,
			9,600	Series E, 6.90%	$ 248,976
	Diversified – 2.0%		7,900	CommonWealth, REIT, 7.50%	164,004
300,000	Colonial Realty L.P., 6.25%, 6/15/2014	313,923		Corporate Office Properties Trust, REIT,
235,000	Duke Realty, LP, REIT, 7.38%, 2/15/2015	256,579	8,000	Series L, 7.38%	205,200
		570,502		Hudson Pacific Properties Inc., REIT,
	Health Care – 2.9%		10,000	Series B, 8.38%	264,500
502,000	HCP Inc., REIT, 6.30%, 9/15/2016	570,591			882,680
	Healthcare Realty Trust Inc., REIT			Regional Malls – 4.0%
190,000	6.50%, 1/17/2013	212,589		CBL & Associates Properties Inc., REIT,
	Senior Housing Properties Trust, REIT,		9,900	Series D, 7.38%	250,471
75,000	4.30%, 1/15/2016	77,778		General Growth Properties, Inc., REIT,
		860,958	10,000	Series A, 6.375%	231,800
	Hotels – 1.3%			Glimcher Realty Trust, REIT,
	Hospitality Properties Trust, REIT		9,000	Series I, 6.88%	221,760
150,000	5.13%, 2/15/2015	155,372	5,391	Series G, 8.13%	135,098
200,000	6.30%, 6/15/2016	217,604	13,400	Taubman Centers Inc., REIT,
		372,976		Series J, 6.50%	332,722
	Office Property – 4.2%				1,171,851
	CommonWealth, REIT			Residential – 0.8%
142,000	5.75%, 11/1/2015	150,276		Equity Lifestyle Properties, Inc., REIT
150,000	6.25%, 8/15/2016	161,119	9,100	Series C, 6.75%	234,689
	Mack-Cali Realty LP, REIT,
280,000	5.80%, 1/15/2016	305,070		Shopping Centers – 1.8%
	Reckson Operating Partnership LP, REIT,			Inland Real Estate Corp., REIT,
573,000	6.00%, 3/31/2016	624,769	12,900	Series A, 8.13%	333,465
		1,241,234		Kite Realty Group Trust, REIT,
	Shopping Centers – 3.4%		3,000	Series A, 8.25%	77,250
	DDR Corp., REIT		1,200	Saul Centers Inc., REIT, Series C, 6.88%	30,600
340,000	5.50%, 5/1/2015	363,993		Weingarten Realty Investors, REIT
125,000	9.63%, 3/15/2016	148,941	4,062	Series F, 6.50%	101,997
75,000	7.50%, 4/1/2012	87,044			543,312
375,000	Kimco Realty Corp., REIT, 4.82%, 6/1/2014	388,026		Storage – 1.5%
		988,004	9,000	CubeSmart, REIT, Series A, 7.75%	233,460
	Warehouse/Industrial – 1.6%		8,000	Public Storage, REIT, Series Q, 6.50%	205,680
459,000	First Industrial LP, 6.42%, 6/1/2014	476,727			439,140
	Total Corporate Debt	5,320,909		Warehouse/Industrial – 1.7%
	(Cost $5,295,389)		9,000	STAG Industrial Inc., REIT, Series A, 9.00%	238,500
			10,200	Terreno Realty Corp., REIT, Series A, 7.75%	260,967
Shares					499,467
Preferred Stock – 17.8%				Total Preferred Stock	5,211,683
	Diversified – 2.5%			(Cost $5,330,942)
20,700	Vornado Realty Trust, REIT, Series J, 6.88%	534,060
7,900	Vornado Realty Trust, REIT, Series K, 5.70%	186,282	Common Stocks – 2.8%
		720,342		Apartments – 0.0%
	Hotels – 2.5%		50	AvalonBay Communities, Inc., REIT	6,746
	Ashford Hospitality Trust Inc., REIT		100	Equity Residential, REIT	5,806
13,100	Series D, 8.45%	331,168			12,552
	Pebblebrook Hotel Trust, REIT,			Diversified – 0.5%
575	Series A, 7.88%	14,858	1,057	British Land Co., PLC REIT (United Kingdom)	9,082
	Strategic Hotels & Resorts Inc., REIT,		18,000	Cambridge Industrial Trust, REIT (Singapore)	10,290
7,000	Series C, 8.25%	167,300		Crombie Real Estate Investment Trust,
4,200	Series B, 8.25%	101,220	1,047	REIT (Canada)	13,597
	Sunstone Hotel Investors Inc., REIT		15,694	Cromwell Property Group, REIT (Australia)	14,006
4,025	Series D, 8.25%	105,656	87	Fonciere Des Regions, REIT (France)	6,518
		20,202

See accompanying Notes to Schedule of Investments. 1

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Schedule of Investments – June 30, 2013 (unaudited) (continued)
Shares		Value	Shares		Value
	Diversified – (continued)			Warehouse / Industrial – 0.1%
	Kiwi, Inc.ome Property Trust, REIT		10,000	AIMS AMP Capital Industrial, REIT
18,953	(New Zealand)	$ 13,121		(Singapore)	$ 12,932
380	Mercialys SA, REIT (France)	7,318	5,200	Mexico Real Estate Management SA de CV,
	Nieuwe Steen Investments NV, REIT			REIT (Mexico)	11,178
1,219	(New Zealand)	7,788			24,110
22,000	Religare Health Trust (Singapore)	14,744		Total Common Stocks	810,709
2,644	Segro PLC, REIT (United Kingdom)	11,281		(Cost $850,823)
569	STAG Industrial, Inc., REIT	11,352
5,069	Stockland, REIT (Australia)	16,147		Short-Term Investments – 60.0%
	Suntec Real Estate Investment Trust, REIT			Goldman Sachs Financial Square Funds – Prime
9,000	(Singapore)	11,176	17,531,315	Obligations Fund	17,531,315
		146,420		Total Short-Term Investments	17,531,315
	Health Care – 0.1%			(Cost $17,531,315)
270	Aviv, Inc., REIT	6,828
1,003	Leisureworld Senior Care Corp. (Singapore)	11,694		Total Investments – 98.8%	28,874,616
368	Omega Healthcare Investors, Inc., REIT	11,415		(Cost $29,008,469)
359	Sabra Health Care, Inc., REIT	9,373
		39,310		Other Assets
	Hotels – 0.1%			Net of Liabilities – 1.2%	363,127
	InnVest Real Estate Investment Trust,
3,457	REIT, (Canada)	13,861		Net Assets – 100.0%	$ 29,237,743

	Investment Companies – 0.0%			* Non-income producing security.
	Langham Hospitality Investments, Ltd.
13,500	(Cayman Islands) *	7,014		Portfolio Abbreviation:
				PLC – Public Limited Company
	Mortgage – 0.2%			REIT – Real Estate Investment Trust
495	American Capital Agency Corp., REIT	11,357
1,260	Annaly Capital Management, Inc., REIT	15,838		Aggregate cost for federal income tax purpose is $29,008,469.
	Apollo Commercial Real Estate Finance, Inc.,
434	REIT	6,892		Gross Unrealized appreciation	$ 61,435
800	MFA Financial Inc., REIT	6,760		Gross Unrealized depreciation	(195,288)
587	Starwood Property Trust, Inc., REIT	14,528		Net Unrealized depreciation	$ (133,853)
		55,375
	Office Property – 0.2%
10,575	Capital Property Fund (South Africa)	11,334
4	Premier Investment Corp., REIT (Japan)	15,342			% of Net
	Ticon Industiral Connection PCL			Industry	Assets
20,000	(Thailand)	11,672		Office Property . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.4%
	Yuexiu Real Estate Investment Trust, REIT			Shopping Centers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.9%
24,000	(Hong Kong)	13,089		Diversified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5.0%
		51,437		Regional Malls . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4.0%
	Shopping Centers – 1.6%			Hotels. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.8%
5,382	Charter Hall Retail, REIT (Australia)	18,770		Warehouse/Industrial . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.4%
	Eurocommercial Properties NV, REIT			Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3.0%
275	(Netherlands)	10,080		Apartments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.8%
	Japan Retail Fund Investment Corp., REIT			Storage . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.5%
8	(Japan)	16,687		Residential . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.8%
15,000	Urstadt Biddle NV, REIT (Netherlands)	388,350		Mortgage. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.2%
163	Vastned Retail NV, REIT (Netherlands)	6,670		Short-Term Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .	60.0%
7,074	Westfield Retail Trust, REIT (Australia)	20,073		Other Assets/Liabilities (Net). . . . . . . . . . . . . . . . . . . . . . . .	1.2%
		460,630		Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100.0%

See accompanying Notes to Schedule of Investments. 2

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Schedule of Investments

For the Period Ended June 30, 2013 (unaudited)

A.               Securities Valuation –

Securities Valuation - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there was no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other  analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in the Investment Funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated NAV of the Investment Funds' assets may differ from their actual realizable value or future fair value.  Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•        Level 1 – unadjusted quoted prices in active markets for identical securities

•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended June 30, 2013 (unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended June 30, 2013, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	03/31/2013	Price	Inputs	Inputs
Corporate Debt *	$ 5,320,909	$ –	$ 5,320,909	$ –
Preferred Stocks *	5,211,683	5,211,683	–	–
Common Stocks *	810,709	810,709	–	–
Short-Term Investments	17,531,315	17,531,315	–	–
	$ 28,874,616	$ 23,553,707	$ 5,320,909	$ –

* See Schedule of Investments for industry breakout.

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title):              /s/ Mark D. Quam

                                                Mark D. Quam, Chief Executive Officer

(principal executive officer)

Date    8/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):              /s/ Mark D. Quam

                                                Mark D. Quam, Chief Executive Officer

(principal executive officer)

Date    8/23/2013

By (Signature and Title):              /s/ William R. Fuhs, Jr.

                                                William R. Fuhs, Chief Financial Officer

(principal financial officer)

Date    8/23/2013